Employee-related expenditure	12 Months Ended
Jun. 30, 2020
Employee-related expenditure
Employee-related expenditure

5Employee-related expenditure

for the year ended 30 June	Note	2020 Rm	2019 Rm	2018 Rm
Analysis of employee costs
Labour		30 266	30 706	28 448
salaries, wages and other employee-related expenditure post-		27 964	28 665	26 388
retirement benefits*		2 302	2 041	2 060
Share-based payment expenses		1 741	1 219	1 565
equity-settled	39	1 946	1 659	910
cash-settled	38	(205)	(440)	655
Total employee-related expenditure		32 007	31 925	30 013
Costs capitalised to projects		(1 340)	(1 997)	(2 545)
Per income statement		30 667	29 928	27 468

*Employer contributions to the retirement funds have been suspended from 1 May 2020 due to current cash conservation measures. There is currently no obligation for these funds to be paid in the future.

The total number of permanent and non-permanent employees, in approved positions, including the group’s share of employees within joint operation entities and excluding contractors, joint ventures’ and associates’ employees, is analysed below:

for the year ended 30 June	2020 Number	2019 Number	2018 Number
Permanent employees	30 670	31 112	31 020
Non-permanent employees	331	317	250
	31 001	31 429	31 270

The number of employees by area of employment is analysed as follows:

for the year ended 30 June	2020 Number	2019 Number	2018 Number
Business segmentation
•Mining	7 433	7 402	7 471
•Exploration and Production International	424	419	430
•Energy	5 094	5 118	5 069
•Base Chemicals*	7 923	8 090	7 724
•Performance Chemicals	5 815	5 667	5 600
•Group Functions	4 312	4 733	4 976
Total operations	31 001	31 429	31 270

*On 1 July 2020, 968 employees were transferred to Enaex SA after the disposal of our explosives business.

Accounting policies:

Remuneration of employees is charged to the income statement, except where it is capitalised to projects in line with the accounting policy for assets under construction.

Short-term employee benefits

Short-term employee benefits includes salaries, wages and costs of temporary employees, paid vacation leave, sick leave and incentive bonuses.

Long-term employee benefits

Long-term employee benefits are those benefits that are expected to be wholly settled more than 12 months after the end of the annual reporting period, in which the services have been rendered and are discounted to their present value.

Post-retirement benefits

Further information on these benefits is provided in note 37, and include defined benefit contribution plans, as well as defined benefit plans.